Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Cash and Cash Equivalents

Cash and cash equivalents	June 30, 2026 A$	June 30, 2025 A$
Cash on hand	224	286
Cash at bank	29,671,885	50,149,959
Restricted cash	—	—
Cash on deposit	34,000,449	17,257,970

	63,672,558	67,408,215